Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 97.5%
Aerospace & Defense – 2.3%
BWX Technologies Inc	1,676	$342,725
L3Harris Technologies Inc	6,738	2,325,621
		2,668,346
Banks – 5.5%
Glacier Bancorp Inc	19,256	860,166
PNC Financial Services Group Inc/The	10,672	2,220,736
Towne Bank/Portsmouth VA	33,202	1,117,911
Wintrust Financial Corp	16,438	2,283,896
		6,482,709
Beverages – 0.4%
Keurig Dr Pepper Inc	17,154	451,665
Biotechnology – 1.6%
BioMarin Pharmaceutical Inc*	15,355	867,404
Revolution Medicines Inc*	4,491	436,750
United Therapeutics Corp*	930	551,471
		1,855,625
Building Products – 1.4%
Carlisle Cos Inc	5,038	1,680,778
Capital Markets – 2.6%
Lazard Inc	40,684	1,728,256
MarketAxess Holdings Inc	8,348	1,377,253
		3,105,509
Chemicals – 4.4%
Corteva Inc	25,631	2,145,571
Solstice Advanced Materials Inc	19,828	1,510,100
Westlake Chemical Corp	13,412	1,566,790
		5,222,461
Commercial Services & Supplies – 1.3%
Waste Connections Inc	9,625	1,563,485
Construction Materials – 1.4%
Martin Marietta Materials Inc	2,762	1,625,934
Consumer Finance – 1.4%
Ally Financial Inc	42,823	1,679,946
Containers & Packaging – 1.7%
Ball Corp	34,636	2,047,334
Distributors – 1.4%
LKQ Corp	57,214	1,680,375
Electric Utilities – 7.0%
Alliant Energy Corp	47,343	3,397,334
Entergy Corp	25,070	2,816,865
PPL Corp	53,924	2,059,897
		8,274,096
Electrical Equipment – 2.2%
AMETEK Inc	8,654	1,855,071
Regal Beloit Corp	4,206	787,616
		2,642,687
Electronic Equipment, Instruments & Components – 7.2%
CDW Corp/DE	7,005	847,745
Fabrinet*	2,674	1,394,544
Keysight Technologies Inc*	6,022	1,700,432
Littelfuse Inc	7,479	2,537,999
Vontier Corp	55,885	1,982,241
		8,462,961
Energy Equipment & Services – 0.8%
Baker Hughes Co	16,461	1,004,944
Food & Staples Retailing – 2.3%
Casey's General Stores Inc	3,782	2,752,767
Food Products – 1.5%
Cal-Maine Foods Inc	10,765	852,050
Lamb Weston Holdings Inc	20,616	871,232
		1,723,282
Health Care Equipment & Supplies – 2.7%
Globus Medical Inc*	11,791	1,015,913

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Hologic Inc*	11,292	$853,562
LivaNova PLC*	20,316	1,291,285
		3,160,760
Health Care Providers & Services – 3.5%
Cardinal Health Inc	7,599	1,605,745
Humana Inc	4,426	767,424
Labcorp Holdings Inc	6,482	1,729,462
		4,102,631
Household Durables – 2.0%
Toll Brothers Inc	9,801	1,337,543
TopBuild Corp*	2,758	968,885
		2,306,428
Industrial Conglomerates – 1.4%
3M Co	11,332	1,645,746
Industrial Real Estate Investment Trusts (REITs) – 0.9%
STAG Industrial Inc	31,045	1,119,483
Information Technology Services – 0.9%
Akamai Technologies Inc*	8,767	1,006,890
Insurance – 7.6%
Axis Capital Holdings Ltd	20,809	2,110,241
Everest Re Group Ltd	7,794	2,547,469
Hartford Financial Services Group Inc	15,913	2,151,915
Selective Insurance Group Inc	28,318	2,134,894
		8,944,519
Life Sciences Tools & Services – 0.4%
ICON PLC*	4,490	496,863
Machinery – 2.3%
IDEX Corp	4,075	772,416
Lincoln Electric Holdings Inc	7,965	1,983,922
		2,756,338
Marine – 1.7%
Kirby Corp*	14,762	1,961,575
Media – 2.1%
Fox Corp - Class B	46,194	2,452,901
Metals & Mining – 2.0%
Freeport-McMoRan Inc	39,749	2,336,446
Oil, Gas & Consumable Fuels – 5.4%
Chesapeake Energy Corp	20,724	2,275,081
ConocoPhillips	20,417	2,695,044
Valero Energy Corp	5,770	1,425,651
		6,395,776
Personal Products – 0.1%
BellRing Brands Inc*	10,039	161,527
Pharmaceuticals – 0.5%
Zoetis Inc	5,474	647,082
Professional Services – 1.0%
TransUnion	17,292	1,196,433
Real Estate Management & Development – 1.2%
CBRE Group Inc*	10,236	1,386,569
Residential Real Estate Investment Trusts (REITs) – 0.8%
Equity LifeStyle Properties Inc	15,187	947,973
Retail Real Estate Investment Trusts (REITs) – 2.3%
Agree Realty Corp	35,689	2,690,237
Road & Rail – 2.9%
Canadian Pacific Kansas City Ltd	18,452	1,451,434
Landstar System Inc	7,042	1,128,903
Saia Inc*	2,360	829,021
		3,409,358
Semiconductor & Semiconductor Equipment – 2.9%
Qnity Electronics Inc	14,325	1,652,819
Teradyne Inc	6,048	1,792,990
		3,445,809
Specialized Real Estate Investment Trusts (REITs) – 2.1%
Lamar Advertising Co	19,766	2,503,562
Specialty Retail – 3.9%
AutoZone Inc*	430	1,452,446
Boot Barn Holdings Inc*	3,731	546,069

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – (continued)
Burlington Stores Inc*	4,490	$1,460,956
O'Reilly Automotive Inc*	12,990	1,199,107
		4,658,578
Trading Companies & Distributors – 0.5%
MSC Industrial Direct Co Inc	6,708	618,947
Total Common Stocks (cost $78,593,634)		115,277,335
Repurchase Agreements – 2.6%
ING Financial Markets LLC, Joint repurchase agreement, 3.6100%, dated 3/31/26, maturing 4/1/26 to be repurchased at $3,100,311 collateralized by $3,165,874 in U.S. Treasuries 0% - 3.3750%, 5/5/26 - 7/15/35 with a value of $3,162,317 (cost $3,100,000)	$3,100,000	3,100,000
Total Investments (total cost $81,693,634) – 100.1%		118,377,335
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(75,404)
Net Assets – 100%		$118,301,931

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$116,429,038	98.4%
Canada	1,451,434	1.2
Ireland	496,863	0.4
Total	$118,377,335	100.0%

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$115,277,335	$-	$-
Repurchase Agreements	-	3,100,000	-
Total Assets	$115,277,335	$3,100,000	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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